Share-based Payment Arrangements - Summary of Information About ASE Inc. Option Plans (Detail) - The Company Option Plans [member] shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	144,767	170,786	183,814
Number of options, forfeited | shares	(5,907)	(3,949)	(4,214)
Number of options, expired | shares	0	(1,006)
Number of options, exercised | shares	(42,058)	(21,064)	(8,814)
Number of options, Ending balance | shares	96,802	144,767	170,786
Number of options, exercisable, end of year | shares	49,696	67,388	33,822
Weighted average exercise price, Beginning balance | $ / shares	$ 56.9	$ 57.0	$ 58.1
Weighted average exercise price, Options expired | $ / shares	0	40.8
Weighted average exercise price, Options forfeited | $ / shares	52.3	58.0	61.8
Weighted average exercise price, Options exercised | $ / shares	61.4	49.2	48.4
Weighted average exercise price, Ending balance | $ / shares	53.3	56.9	57.0
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 55.5	$ 61.4	$ 63.5